Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Foreign Currency Exchange Risks (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Fair Value, Measurement Inputs, Disclosure [Line Items]
Foreign currency translation adjustment losses	$ 118	$ (578)	$ 86
Foreign currency contract commitments	6,800
Sterling-denominated
Fair Value, Measurement Inputs, Disclosure [Line Items]
Debt	467
Foreign currency translation adjustment losses	$ 21